Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (16,202,972)	$ (8,015,813)	$ (11,095,057)
Adjustments for:
Amortization	135,966	43,518	8,386
Depreciation	175,098	109,108	41,250
Change in fair value of derivative liability	(8,149,812)	748,634
Impairment of notes receivable	891,471
Impairment of goodwill	4,579,763
Finance and other costs	(926)	23,117	171,905
Gain on settlement of debt		38,879	(198,976)
Gain on forgiveness of debt		(127,711)
Gain on disposal of assets			(28,651)
Income from government assistance	(24,148)	(21,090)
Expense of non-financial asset			15,389
Listing expense			7,804,859
Shares Issued as acquisition cost		100,000
Share-based payments	3,952,595	2,568,464	761,559
Adjustment for profit loss	(14,642,965)	(4,532,894)	(2,519,336)
Net changes in non-cash working capital items:
Receivables	(596,336)	(1,481,944)	(126,799)
Inventory	(2,157,203)	(555,371)	12,622
Prepaids	(3,401,868)	31,605	(249,325)
Trade payables and accrued liabilities	(1,044,133)	1,261,066	(1,005,121)
Customer deposits	(213,315)	139,490
Deferred income	51,186	5,062
Funds used in operating activities	(22,004,634)	(5,132,986)	(3,887,959)
INVESTING ACTIVITIES
Cash paid for acquisition, net of cash received	(466,643)	(457,407)	28,538
Purchase of equipment	(212,579)	(23,888)	(87,785)
Disposal of equipment			31,500
Purchase of investments	(623,706)
Issuance of notes receivable	(2,002,678)
Proceeds from sales of investments		997,714
Funds provided by (used in) investing activities	(3,305,606)	516,419	(27,747)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	44,255,651	2,018,845	6,534,583
Share issue costs	(3,814,762)
Proceeds from issuance of common shares for warrants exercised	4,929,790	2,361,937
Proceeds from issuance of common shares for stock options exercised	1,014,123
Proceeds from issuance of loans	60,000	129,310
Loans repayments	(4,319)	(5,062)
Proceeds from issuance of notes payable		123,000	1,137,978
Repayment of convertible debentures			(486,131)
Repayment of notes payable		(183,000)	(882,770)
Repayment of loans	(44,428)	(192,084)
Repayment of lease liability	(128,996)	(83,442)	(38,000)
Funds provided by financing activities	46,267,059	4,169,504	6,265,660
Effects of exchange rate changes on cash	136,478	104	(22,366)
Change in cash	20,956,819	(447,063)	2,349,954
Cash, beginning of year	1,982,416	2,429,375	101,787
Cash, end of year	23,075,713	1,982,416	2,429,375
Cash and cash equivalents consist of the following:
Cash held in banks	22,729,212	1,839,871	2,429,375
Guaranteed investment certificate	346,501	142,545
Cash and cash equivalents	$ 23,075,713	$ 1,982,416	$ 2,429,375